Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	December 31, 2015	December 31, 2014
Accrued interest payable	$526	$1,514
Payroll liabilities	5,212	9,845
Liabilities related to equipment leases	118	786
Current portion of deferred gain on sale leaseback (note 16(a))	221	93
Dividends payable	—	697
Income and other taxes payable	691	2,062
	$6,768	$14,997